SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2024 USD ($)
Product Information [Line Items]
Number of operating segments | Integer					1
Number of reportable segments | Integer					1
Cash and cash equivalents	$ 2,129,576		$ 2,129,576		$ 1,021,112	$ 279,137
Credit term					the longest credit term for certain customers are 60 to 90 days	the longest credit term for certain customers are 60 to 90 days
Allowance for doubtful accounts for accounts receivable					$ 0	$ 27,481
Other receivables					33,939	29,842
Allowance for expected credit losses on accounts receivable					0	0
Write down of inventories						15,587
Inventories written off						5,978
Depreciation of property plant and equipment	58,935	$ 56,972	170,611	$ 194,347	248,940	417,517
Impairment loss	0	137,632	$ 0	137,632	5,866	0
Plant and machinery written off					0	3,979
Goods and services written off					0	177,200
Accrued compensation cost					89,165	274,870
Credit term facility description			30 to 90 days
Other receivables allowance for expected credit loss	34,728		$ 34,728		33,939
Allowance for expected credit losses on accounts receivable	0		0	0
Accrued compensation cost	83,021		83,021		89,165
Share-Based Payment Arrangement, Nonemployee [Member]
Product Information [Line Items]
Share based compensation	106,384	451,609	708,367	997,468
Share-Based Payment Arrangement, Employee [Member]
Product Information [Line Items]
Share based compensation	10,848	$ 92,331	128,913	$ 294,012
Director [Member]
Product Information [Line Items]
Share based compensation	$ 8,164		$ 24,855		5,534	0
Non Employees [Member]
Product Information [Line Items]
Share based compensation					1,341,373	252,369
Employees [Member]
Product Information [Line Items]
Share based compensation					432,246	135,679
Property, Plant and Equipment [Member]
Product Information [Line Items]
Impairment loss					$ 137,632	$ 134,042